Trade and other payables (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Trade and other payables.
Trade payables	R 17,197	R 13,535
Capital project related payables	960	3,516
Accrued expenses	4,323	3,837
Related party payables	157	276
third parties	155	88
equity accounted investments	2	188
Trade payables	22,637	21,164
Other payables	9,074	7,188
Duties payable to revenue authorities	4,785	7,086
Value added tax	174	319
Trade and other payables	R 36,670	R 35,757	R 39,466